SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Derivative Financial Instruments (Details)	12 Months Ended
Jan. 31, 2026 institution
Derivative [Line Items]
Number of financial institutions that are counterparties to derivative instruments	2
Maximum | Foreign currency forward contracts | Cash flow hedging
Derivative [Line Items]
Derivative, maturity	12 months